UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: JUNE 30, 2016

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
COVERED CALL STRATEGY FUND
June 30, 2016

Shares		Security		Value
		COMMON STOCKS-99.8%
		Consumer Discretionary-17.4%
70,300		Ford Motor Company		$ 883,671
44,700		General Motors Company		1,265,010
18,600		Home Depot, Inc.		2,375,034
24,500		Ross Stores, Inc.		1,388,905
21,800		Time Warner, Inc.		1,603,172
10,300		Walt Disney Company		1,007,546
8,200		Whirlpool Corporation		1,366,448
				9,889,786
		Consumer Staples-8.1%
23,200		CVS Health Corporation		2,221,168
22,200		PepsiCo, Inc.		2,351,868
				4,573,036
		Energy-2.7%
14,800		Chevron Corporation		1,551,484
		Financials-13.3%
4,600		BlackRock, Inc.		1,575,638
28,100		JPMorgan Chase & Company		1,746,134
12,800		SPDR S&P 500 ETF Trust (ETF)		2,681,984
38,400		U.S. Bancorp		1,548,672
				7,552,428
		Health Care-11.4%
2,700	*	Allergan, PLC		623,943
16,300		Johnson & Johnson		1,977,190
21,100		Medtronic, PLC		1,830,847
58,500		Pfizer, Inc.		2,059,785
				6,491,765
		Industrials-19.0%
8,600		Boeing Company		1,116,882
42,400		Delta Air Lines, Inc.		1,544,632
37,900		General Electric Company		1,193,092
18,600		Honeywell International, Inc.		2,163,552
14,300		Raytheon Company		1,944,085
18,800		Union Pacific Corporation		1,640,300
11,600		United Technologies Corporation		1,189,580
				10,792,123
		Information Technology-18.1%
26,600		Apple, Inc.		2,542,960
68,700		Cisco Systems, Inc.		1,971,003
61,100		EMC Corporation		1,660,087
52,600		Intel Corporation		1,725,280
4,200		International Business Machines Corporation		637,476
32,300		QUALCOMM, Inc.		1,730,311
				10,267,117
		Materials-3.0%
34,600		Dow Chemical Company		1,719,966
		Telecommunication Services-6.8%
50,200		AT&T, Inc.		2,169,142
30,300		Verizon Communications, Inc.		1,691,952
				3,861,094
Total Value of Common Stocks (cost $56,268,719)			99.8%	56,698,799
Other Assets, Less Liabilities			.2	95,388
Net Assets			100.0%	$ 56,794,187

*	Non income producing

Summary of Abbreviations:
	ETF	Exchange Traded Fund

At June 30, 2016, the cost of investments for federal income tax purposes was $56,268,719. Accumulated net unrealized appreciation on investments was $430,080, consisting of $1,440,402 gross
unrealized appreciation and $1,010,322 gross unrealized depreciation.

Portfolio of Investments (unaudited)
COVERED CALL STRATEGY FUND
June 30, 2016

	Expriration	Exercise
CALL OPTIONS WRITTEN- 3.4%	Date	Price	Contracts	Value
Allergan, PLC	10/21/16	$ 240.00	27	$ 32,400
Apple, Inc.	7/15/16	100.00	152	1,520
Apple, Inc.	8/19/16	100.00	33	3,993
Apple, Inc.	8/19/16	105.00	81	2,916
AT&T, Inc.	7/1/16	38.50	175	80,850
AT&T, Inc.	7/15/16	41.00	62	12,896
AT&T, Inc.	8/19/16	39.00	265	108,120
BlackRock, Inc.	10/21/16	350.00	26	29,120
BlackRock, Inc.	10/21/16	360.00	20	17,000
Boeing Company	11/18/16	135.00	86	39,130
Chevron Corporation	7/15/16	100.00	78	37,674
Chevron Corporation	7/15/16	103.00	70	17,710
Cisco Systems, Inc.	10/21/16	28.00	541	80,068
Cisco Systems, Inc.	10/21/16	29.00	146	13,724
CVS Health Corporation	7/29/16	95.00	183	32,757
CVS Health Corporation	8/19/16	95.00	29	7,888
CVS Health Corporation	8/19/16	100.00	20	1,420
Delta Air Lines, Inc.	7/15/16	40.00	332	7,304
Delta Air Lines, Inc.	7/15/16	44.00	92	276
Dow Chemical Company	7/8/16	53.00	346	4,671
EMC Corporation	1/20/17	28.00	75	5,775
EMC Corporation	1/19/18	27.00	536	108,004
Ford Motor Company	7/15/16	13.50	87	131
Ford Motor Company	7/15/16	14.00	463	463
Ford Motor Company	9/16/16	14.75	153	612
General Electric Company	10/21/16	31.00	379	54,197
General Motors Company	9/16/16	30.00	39	2,262
General Motors Company	9/16/16	31.00	408	13,056
Home Depot, Inc.	8/19/16	135.00	186	13,020
Honeywell International, Inc.	9/16/16	115.00	104	45,240
Honeywell International, Inc.	12/16/16	120.00	82	27,962
Intel Corporation	7/15/16	32.00	215	21,500
Intel Corporation	10/21/16	30.00	280	91,000
Intel Corporation	10/21/16	31.00	31	7,657
International Business Machines Corporation	7/15/16	149.00	25	8,525
International Business Machines Corporation	7/15/16	152.50	17	2,584
Johnson & Johnson	7/15/16	116.00	127	65,659
Johnson & Johnson	10/21/16	110.00	36	42,300
JPMorgan Chase & Company	9/16/16	62.50	62	12,958
JPMorgan Chase & Company	9/16/16	65.00	219	24,309
Medtronic, PLC	8/19/16	77.50	41	37,966
Medtronic, PLC	8/19/16	80.00	58	40,020
Medtronic, PLC	8/19/16	85.00	112	32,144
PepsiCo, Inc.	7/15/16	105.00	222	43,290
Pfizer, Inc.	8/19/16	35.00	277	24,099
Pfizer, Inc.	9/16/16	34.00	308	51,128
QUALCOMM, Inc.	8/19/16	55.00	184	23,736
QUALCOMM, Inc.	10/21/16	57.50	139	14,039
Raytheon Company	8/19/16	130.00	125	87,500
Raytheon Company	8/19/16	135.00	18	6,390
Ross Stores, Inc.	11/18/16	57.50	215	66,650
Ross Stores, Inc.	11/18/16	57.50	30	9,300
SPDR S&P 500 ETF Trust	7/15/16	204.00	75	45,225
SPDR S&P 500 ETF Trust	7/15/16	207.00	53	19,610
Time Warner, Inc.	10/21/16	75.00	218	63,220
U.S. Bancorp	9/16/16	43.00	384	16,128
Union Pacific Corporation	8/19/16	77.50	36	30,420
Union Pacific Corporation	8/19/16	82.50	6	3,000
Union Pacific Corporation	11/18/16	87.50	146	67,890
United Technologies Corporation	8/19/16	105.00	116	14,152
Verizon Communications, Inc.	7/15/16	52.50	266	89,110
Verizon Communications, Inc.	10/21/16	55.00	37	7,067
Walt Disney Company	7/15/16	100.00	58	1,276
Walt Disney Company	8/19/16	100.00	45	6,570
Whirlpool Corporation	9/16/16	170.00	72	48,960
Whirlpool Corporation	9/16/16	180.00	10	3,100
Total Value of Call Options Written (premium received $1,733,402)				$ 1,930,641

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$56,698,799	$-	$-	$56,698,799

Liabilities
Call Options Written	$(1,930,641)	$-	$-	$(1,930,641)

* The Portfolio of Investments provides information on the industry categorization for common stocks and options.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2016.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
June 30, 2016

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-92.9%
			Consumer Discretionary-9.0%
65,000			American Eagle Outfitters, Inc.	$ 1,035,450
30,568			CBS Corporation - Class "B"	1,664,122
92,700			Comcast Corporation - Special Shares "A"	6,043,113
40,000			Delphi Automotive, PLC	2,504,000
235,000			Ford Motor Company	2,953,950
10,800			Harman International Industries, Inc.	775,656
42,200			Home Depot, Inc.	5,388,518
65,000			Johnson Controls, Inc.	2,876,900
15,000			L Brands, Inc.	1,006,950
19,000			Lear Corporation	1,933,440
36,100			McDonald's Corporation	4,344,274
103,950			Newell Brands, Inc.	5,048,852
202,300			Regal Entertainment Group - Class "A"	4,458,692
57,933			Time Warner, Inc.	4,260,393
43,500			Tupperware Brands Corporation	2,448,180
21,900			Walt Disney Company	2,142,258
8,800			Whirlpool Corporation	1,466,432
34,000			Wyndham Worldwide Corporation	2,421,820
				52,773,000
			Consumer Staples-9.6%
145,000			Altria Group, Inc.	9,999,200
92,200			Coca-Cola Company	4,179,426
76,700			CVS Health Corporation	7,343,258
20,000			Dr. Pepper Snapple Group, Inc.	1,932,600
23,300			Kimberly-Clark Corporation	3,203,284
60,000			Koninklijke Ahold NV (ADR)	1,327,200
18,066			Kraft Heinz Company	1,598,480
63,500			PepsiCo, Inc.	6,727,190
84,500			Philip Morris International, Inc.	8,595,340
81,400			Procter & Gamble Company	6,892,138
54,400			Wal-Mart Stores, Inc.	3,972,288
				55,770,404
			Energy-7.5%
89,400			Chevron Corporation	9,371,802
111,500			ConocoPhillips	4,861,400
83,000			Devon Energy Corporation	3,008,750
87,900			ExxonMobil Corporation	8,239,746
34,600			Halliburton Company	1,567,034
62,900			Marathon Petroleum Corporation	2,387,684
77,500			Occidental Petroleum Corporation	5,855,900
67,200			PBF Energy, Inc. - Class "A"	1,598,016
65,500			Royal Dutch Shell, PLC - Class "A" (ADR)	3,616,910
20,000			Schlumberger, Ltd.	1,581,600
71,300			Suncor Energy, Inc.	1,977,149
				44,065,991
			Financials-19.3%
151,800			AllianceBernstein Holding, LP (MLP)	3,536,940
45,000			American Express Company	2,734,200
21,300			Ameriprise Financial, Inc.	1,913,805
105,000			Bank of New York Mellon Corporation	4,079,250
151,900			Berkshire Hills Bancorp, Inc.	4,089,148
196,400			Brixmor Property Group, Inc. (REIT)	5,196,744
108,000			Chesapeake Lodging Trust (REIT)	2,511,000
70,010			Chubb, Ltd.	9,151,007
162,000			Citizens Financial Group, Inc.	3,236,760
90,000			Discover Financial Services	4,823,100
190,000			Financial Select Sector SPDR Fund (ETF)	4,337,700
62,100			Invesco, Ltd.	1,586,034
95,000			iShares S&P U.S. Preferred Stock Index Fund (ETF)	3,789,550
46,000			iShares U.S. Real Estate ETF (ETF)	3,785,800
137,800			JPMorgan Chase & Company	8,562,892
160,000			MetLife, Inc.	6,372,800
83,700			Oritani Financial Corporation	1,338,363
88,889			Outfront Media, Inc.	2,148,447
52,900			PNC Financial Services Group, Inc.	4,305,531
30,000			Prosperity Bancshares, Inc.	1,529,700
36,700			Select Income REIT (REIT)	953,833
49,000			SPDR S&P Regional Banking (ETF)	1,879,150
224,300			Sterling Bancorp	3,521,510
135,000			Sunstone Hotel Investors, Inc. (REIT)	1,629,450
70,500			Tanger Factory Outlet Centers, Inc. (REIT)	2,832,690
27,800			Travelers Companies, Inc.	3,309,312
108,300			U.S. Bancorp	4,367,739
171,900			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	4,259,682
75,000			Waddell & Reed Financial, Inc. - Class "A"	1,291,500
203,500			Wells Fargo & Company	9,631,655
				112,705,292
			Health Care-12.6%
73,600			Abbott Laboratories	2,893,216
101,100			AbbVie, Inc.	6,259,101
4,240		*	Allergan, PLC	979,822
43,468			Baxter International, Inc.	1,965,623
28,000			Gilead Sciences, Inc.	2,335,760
52,400			GlaxoSmithKline, PLC (ADR)	2,271,016
114,400			Johnson & Johnson	13,876,720
9,500			McKesson Corporation	1,773,175
55,094			Medtronic, PLC	4,780,506
195,211			Merck & Company, Inc.	11,246,106
404,224			Pfizer, Inc.	14,232,727
85,000			Phibro Animal Health Corporation - Class "A"	1,586,100
16,256			Shire, PLC (ADR)	2,992,404
25,500			Thermo Fisher Scientific, Inc.	3,767,880
51,952			Zoetis, Inc.	2,465,642
				73,425,798
			Industrials-10.2%
28,600			3M Company	5,008,432
22,700			A.O. Smith Corporation	2,000,097
45,000			Eaton Corporation, PLC	2,687,850
30,000		*	Generac Holdings, Inc.	1,048,800
14,800			General Dynamics Corporation	2,060,752
366,400			General Electric Company	11,534,272
61,900			Honeywell International, Inc.	7,200,208
45,000			Industrial Select Sector SPDR Fund (ETF)	2,518,200
66,450			ITT, Inc.	2,125,071
30,000			Koninklijke Philips NV (ADR)	748,200
19,000			Lockheed Martin Corporation	4,715,230
70,000			Nielsen Holdings, PLC	3,637,900
23,000			Snap-On, Inc.	3,629,860
39,075			Tyco International, PLC	1,664,595
43,700			United Parcel Service, Inc. - Class "B"	4,707,364
42,500			United Technologies Corporation	4,358,375
				59,645,206
			Information Technology-11.5%
44,900			Apple, Inc.	4,292,440
185,000			Applied Materials, Inc.	4,434,450
28,600			Automatic Data Processing, Inc.	2,627,482
5,000			Broadcom, Ltd.	777,000
342,100			Cisco Systems, Inc.	9,814,849
130,000			EMC Corporation	3,532,100
110,000			Hewlett Packard Enterprise Company	2,009,700
140,000			HP, Inc.	1,757,000
174,700			Intel Corporation	5,730,160
50,000			Juniper Networks, Inc.	1,124,500
59,600			Lam Research Corporation	5,009,976
62,600			Microchip Technology, Inc.	3,177,576
225,000			Microsoft Corporation	11,513,250
72,800			QUALCOMM, Inc.	3,899,896
60,000			Silicon Motion Technology Corporation (ADR)	2,868,000
39,200			TE Connectivity, Ltd.	2,238,712
57,000			Technology Select Sector SPDR Fund (ETF)	2,471,520
4,320			Western Digital Corporation	204,163
				67,482,774
			Materials-3.8%
86,900			Dow Chemical Company	4,319,799
57,600			DuPont (E.I.) de Nemours & Company	3,732,480
132,300		*	Ferro Corporation	1,770,174
73,000			International Paper Company	3,093,740
31,700			LyondellBasell Industries NV - Class "A"	2,359,114
130,700			Olin Corporation	3,246,588
70,000			Steel Dynamics, Inc.	1,715,000
50,000			WestRock Company	1,943,500
				22,180,395
			Telecommunication Services-4.1%
260,730			AT&T, Inc.	11,266,143
222,800			Verizon Communications, Inc.	12,441,152
				23,707,295
			Utilities-5.3%
58,000			AGL Resources, Inc.	3,826,260
36,500			American Electric Power Company, Inc.	2,558,285
135,000			CenterPoint Energy, Inc.	3,240,000
35,000			Dominion Resources, Inc.	2,727,550
35,000			Duke Energy Corporation	3,002,650
113,000			Exelon Corporation	4,108,680
20,100			NextEra Energy, Inc.	2,621,040
39,000			Portland General Electric Company	1,720,680
130,000			PPL Corporation	4,907,500
41,200			Vectren Corporation	2,170,004
				30,882,649
Total Value of Common Stocks (cost $401,511,794)				542,638,804
			PREFERRED STOCKS-1.6%
			Financials-1.2%
800			Citizens Financial Group, Inc., Series A, 5.5%, 2049	768,960
50,500			Digital Realty Trust, Inc., Series G (REIT), 5.875%, 2049	1,303,910
102,800			JPMorgan Chase & Co., Series Y, 6.125%, 2020	2,755,040
			Urstadt Biddle Properties, Inc. (REIT):
46,000			Series F, 7.125%, 2049	1,226,360
49,000			Series G, 6.75%, 2049	1,367,100
				7,421,370
			Health Care-.4%
2,600			Allergan, PLC, Series A, 5.5%, 2018	2,167,412
Total Value of Preferred Stocks (cost $9,629,279)				9,588,782
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-5.3%
			Federal Home Loan Bank:
$3,000	M		0.345%, 7/12/2016	2,999,853
2,000	M		0.26%, 7/20/2016	1,999,832
2,200	M		0.27%, 7/20/2016	2,199,815
2,000	M		0.27%, 7/27/2016	1,999,768
1,500	M		0.315%, 8/8/2016	1,499,620
18,000	M		0.315%, 8/10/2016	17,995,194
2,000	M		0.32%, 8/15/2016	1,999,400
Total Value of Short-Term U.S. Government Agency Obligations (cost $30,691,106)				30,693,482
Total Value of Investments (cost $441,832,179)			99.8%	582,921,068
Other Assets, Less Liabilities			.2	1,138,719
Net Assets			100.0%	$ 584,059,787

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

At June 30, 2016, the cost of investments for federal income tax purposes was $441,934,808. Accumulated net unrealized appreciation on investments was $140,986,260, consisting of $154,543,139 gross unrealized appreciation and $13,556,879 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$542,638,804	$-	$-	$542,638,804
Preferred Stocks	9,588,782	-	-	9,588,782
Short-Term U.S Government
Agency Obligations	-	30,693,482	-	30,693,482
Total Investments in Securities*	$552,227,586	$30,693,482	$-	$582,921,068

* The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2016.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GLOBAL FUND
June 30, 2016

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-96.6%
			United States-65.8%
38,520			Accenture, PLC - Class "A"		$ 4,363,931
41,050			Advance Auto Parts, Inc.		6,634,912
93,300			Air Lease Corporation		2,498,574
45,289		*	Allergan, PLC		10,465,835
21,856		*	Alliance Data Systems Corporation		4,282,028
12,295		*	Alphabet, Inc. - Class "C"		8,509,370
6,307		*	Amazon.com, Inc.		4,513,415
38,694			American Airlines Group, Inc.		1,095,427
47,976			Anadarko Petroleum Corporation		2,554,722
222,352			Bank of America Corporation		2,950,611
36,675			Becton, Dickinson & Company		6,219,713
16,261			BlackRock, Inc.		5,569,880
264,538		*	Boston Scientific Corporation		6,182,253
179,950			Bristol-Myers Squibb Company		13,235,323
40,200		*	Cerner Corporation		2,355,720
3,581		*	Chipotle Mexican Grill, Inc.		1,442,284
68,722			Citizens Financial Group, Inc.		1,373,066
59,298		*	Cognizant Technology Solutions Corporation		3,394,218
152,290			Colgate-Palmolive Company		11,147,628
122,320			Coty, Inc. - Class "A"		3,179,097
49,569			Danaher Corporation		5,006,469
100,154			Delphi Automotive, PLC		6,269,640
66,530			Delta Air Lines, Inc.		2,423,688
61,750			EOG Resources, Inc.		5,151,185
28,467			Equifax, Inc.		3,655,163
107,962			Estee Lauder Companies, Inc. - Class "A"		9,826,701
36,810			Expedia, Inc.		3,912,903
45,930			FedEx Corporation		6,971,255
69,640			Fortune Brands Home & Security, Inc.		4,037,031
37,250			General Dynamics Corporation		5,186,690
67,308			General Motors Company		1,904,816
53,895			Global Payments, Inc.		3,847,025
54,593			Hess Corporation		3,281,039
264,800			Hilton Worldwide Holdings Inc.		5,965,944
89,870			Honeywell International, Inc.		10,453,678
15,560		*	IHS, Inc.		1,798,892
18,480		*	Incyte Corporation		1,478,030
39,224			Intercontinental Exchange, Inc.		10,039,775
56,887			Kansas City Southern, Inc.		5,124,950
111,201			L Brands, Inc.		7,464,923
56,041			Merck & Company, Inc.		3,228,522
199,207			Microsoft Corporation		10,193,422
39,220		*	Mobileye NV		1,809,611
55,416			Molson Coors Brewing Company - Class "B"		5,604,220
260,064			Mondelez International, Inc. - Class "A"		11,835,513
11,366		*	Monster Beverage Corporation		1,826,630
62,365			Nielsen Holdings, PLC		3,241,109
88,420			NIKE, Inc.		4,880,784
50,400			Northern Trust Corporation		3,339,504
43,339			PNC Financial Services Group, Inc.		3,527,361
4,391		*	Priceline Group, Inc.		5,481,768
17,041			Public Storage (REIT)		4,355,509
45,094			Raytheon Company		6,130,529
8,034		*	Regeneron Pharmaceuticals, Inc.		2,805,714
3,100			S&P Global, Inc.		332,506
67,019		*	Salesforce.com, Inc.		5,321,979
84,024		*	ServiceNow, Inc.		5,579,194
29,395		*	Teledyne Technologies, Inc.		2,911,575
53,945			UnitedHealth Group, Inc.		7,617,034
60,566			VF Corporation		3,724,203
90,097			Visa, Inc. - Class "A"		6,682,495
34,635		*	WABCO Holdings, Inc.		3,171,527
45,000			Whole Foods Market, Inc.		1,440,900
230,848			WisdomTree Investments, Inc.		2,260,002
80,735		*	Workday, Inc. - Class A		6,028,482
122,748		*	WPX Energy, Inc.		1,142,784
					320,240,681
			France-5.9%
126,590			Airbus Group SE		7,256,160
33,496			BNP Paribas SA		1,468,988
49,607			Essilor International SA		6,519,828
12,705			LVMH Moet Hennessy Louis Vuitton SE		1,915,092
237,228			Total SA		11,376,545
					28,536,613
			Germany-5.1%
59,913			Beiersdorf AG		5,672,260
54,943			Brenntag AG		2,661,556
277,269			E.ON SE		2,798,968
133,894		*	RWE AG		2,132,289
31,199			Siemens AG		3,201,690
222,067			Vonovia SE		8,108,563
					24,575,326
			Japan-4.6%
14,815			Daito Trust Construction Company, Ltd.		2,405,399
391,000			Mitsubishi Electric Corporation		4,667,897
168,050			Seven & I Holdings Company, Ltd.		7,046,019
153,400			Sumitomo Mitsui Financial Group, Inc.		4,429,434
113,900			Tokio Marine Holdings, Inc.		3,791,855
					22,340,604
			United Kingdom-4.1%
265,877			Anglo American, PLC		2,606,173
58,248			AstraZeneca, PLC		3,482,287
282,058			Compass Group, PLC		5,366,263
752,134		*	Glencore, PLC		1,550,187
606,580			Sky, PLC		6,892,855
					19,897,765
			China-2.1%
50,942		*	Alibaba Group Holding, Ltd. (ADR)		4,051,417
9,860		*	Baidu, Inc. (ADR)		1,628,379
2,395,000			CNOOC, Ltd.		2,989,482
942,000			PICC Property and Casualty Company, Ltd.		1,485,191
					10,154,469
			Netherlands-1.8%
59,770		*	AerCap Holdings NV		2,007,674
86,982		*	NXP Semiconductors NV		6,814,170
					8,821,844
			Italy-1.5%
102,068			Banca Generali SpA		2,045,800
208,630			FinecoBank Banca Fineco SpA		1,362,543
79,895			Luxottica Group SpA		3,893,904
					7,302,247
			Switzerland-1.4%
167,507		*	LafargeHolcim, Ltd.		7,008,071
			Belgium-1.2%
45,622			Anheuser-Busch InBev NV		6,032,913
			India-.7%
25,300			HDFC Bank, Ltd. (ADR)		1,678,655
542,968			ICICI Bank, Ltd.		1,943,348
					3,622,003
			Brazil-.6%
373,698		*	Petroleo Brasileiro SA (ADR)		2,675,678
			South Korea-.5%
89,929			SK Hynix, Inc.		2,559,108
			Hong Kong-.5%
100,998			Hong Kong Exchanges & Clearing, Ltd.		2,460,873
			Spain-.4%
60,673			Industria de Diseno Textil SA		2,038,252
			Russia-.3%
166,600			Sberbank of Russia PJSC (ADR)		1,454,418
			Australia-.1%
57,367			Westfield Corporation (REIT)		460,809
Total Value of Common Stocks (cost $439,820,229)					470,181,674
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.4%
			United States
			Federal Home Loan Bank:
$1,500	M		0.26%, 7/20/2016		1,499,874
1,000	M		0.255%, 7/22/2016		999,907
2,000	M		0.27%, 7/27/2016		1,999,768
2,000	M		0.315%, 8/8/2016		1,999,494
7,000	M		0.315%, 8/10/2016		6,998,131
3,000	M		0.32%, 8/15/2016		2,999,100
Total Value of Short-Term U.S. Government Agency Obligations (cost $16,494,940)					16,496,274
Total Value of Investments (cost $456,315,169)				100.0%	486,677,948
Excess of Liabilities Over Other Assets				.0	(224,820)
Net Assets				100.0%	$ 486,453,128

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

At June 30, 2016, the cost of investments for federal income tax purposes was $456,480,129. Accumulated net unrealized appreciation on investments was $30,197,819, consisting of $46,983,026 gross unrealized appreciation and $16,785,207 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$320,240,681	$-	$-	$320,240,681
France	-	28,536,613	-	28,536,613
Germany	-	24,575,326	-	24,575,326
Japan	-	22,340,604	-	22,340,604
United Kingdom	-	19,897,765	-	19,897,765
China	5,679,796	4,474,673	-	10,154,469
Netherlands	-	8,821,844	-	8,821,844
Italy	-	7,302,247	-	7,302,247
Switzerland	-	7,008,071	-	7,008,071
Belgium	-	6,032,913	-	6,032,913
India	1,678,655	1,943,348	-	3,622,003
Brazil	2,675,678	-	-	2,675,678
South Korea	-	2,559,108	-	2,559,108
Hong Kong	-	2,460,873	-	2,460,873
Spain	-	2,038,252	-	2,038,252
Russia	1,454,418	-	-	1,454,418
Australia	-	460,809	-	460,809
Short-Term U.S. Government
Agency Obligations	-	16,496,274	-	16,496,274
Total Investments in Securities*	$331,729,228	$154,948,720	$-	$486,677,948

* Includes certain foreign securities that were fair valued due to fluctuation in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $138,452,446 of investment securities were classified as Level 2 instead of Level 1.

Transfers between Level 1 and Level 2 securities as of June 30, 2016 resulted from securities priced previously with an official close price (Level 1 securities) or on days where there is not an offical close price the mean price used (Level 2 securities). Transfers from Level 1 to Level 2 as of June 30, 2016 were $49,384,347. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
June 30, 2016

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-99.3%
			Consumer Discretionary-17.6%
763,600			American Eagle Outfitters, Inc.		$ 12,164,148
100,000			Big Lots, Inc.		5,011,000
281,500			BorgWarner, Inc.		8,309,880
425,000			CBS Corporation - Class "B"		23,137,000
307,500			Delphi Automotive, PLC		19,249,500
169,600			Foot Locker, Inc.		9,304,256
675,000			Ford Motor Company		8,484,750
137,100			Harman International Industries, Inc.		9,846,522
180,000			Home Depot, Inc.		22,984,200
365,000			Johnson Controls, Inc.		16,154,900
233,200			L Brands, Inc.		15,654,716
200,000			Lear Corporation		20,352,000
230,000			Magna International, Inc.		8,066,100
924,450			Newell Brands, Inc.		44,900,536
81,000			Oxford Industries, Inc.		4,586,220
198,300			Penske Automotive Group, Inc.		6,238,518
250,000		*	Select Comfort Corporation		5,345,000
485,000			Stein Mart, Inc.		3,744,200
300,000			Tupperware Brands Corporation		16,884,000
160,000			Walt Disney Company		15,651,200
60,000			Whirlpool Corporation		9,998,400
170,000			Wyndham Worldwide Corporation		12,109,100
					298,176,146
			Consumer Staples-10.1%
480,000			Altria Group, Inc.		33,100,800
360,000			Coca-Cola Company		16,318,800
290,000			CVS Health Corporation		27,764,600
250,000			Delhaize Group (ADR)		6,565,000
280,000			Koninklijke Ahold NV (ADR)		6,193,600
150,000			Nu Skin Enterprises, Inc. - Class "A"		6,928,500
165,000			PepsiCo, Inc.		17,480,100
295,000			Philip Morris International, Inc.		30,007,400
105,000			Procter & Gamble Company		8,890,350
80,000			Tyson Foods, Inc. - Class "A"		5,343,200
160,000			Wal-Mart Stores, Inc.		11,683,200
					170,275,550
			Energy-6.2%
138,000			Anadarko Petroleum Corporation		7,348,500
35,000			Chevron Corporation		3,669,050
230,000			ConocoPhillips		10,028,000
245,000			Devon Energy Corporation		8,881,250
200,000			ExxonMobil Corporation		18,748,000
100,000			Hess Corporation		6,010,000
300,000			Marathon Oil Corporation		4,503,000
339,498			Marathon Petroleum Corporation		12,887,344
100,000			Occidental Petroleum Corporation		7,556,000
100,000			PBF Energy, Inc. - Class "A"		2,378,000
115,000			Phillips 66		9,124,100
48,300			Schlumberger, Ltd.		3,819,564
350,200			Suncor Energy, Inc.		9,711,046
					104,663,854
			Financials-14.1%
250,000			American Express Company		15,190,000
75,000			American International Group, Inc.		3,966,750
150,000			Ameriprise Financial, Inc.		13,477,500
650,000			Brixmor Property Group, Inc. (REIT)		17,199,000
130,000			Chubb, Ltd.		16,992,300
450,000			Citizens Financial Group, Inc.		8,991,000
325,000			Discover Financial Services		17,416,750
550,000			Financial Select Sector SPDR Fund (ETF)		12,556,500
25,000			iShares Core S&P Mid-Cap ETF (ETF)		3,734,750
100,000			iShares Russell 2000 ETF (ETF)		11,497,000
396,730			JPMorgan Chase & Company		24,652,802
210,500			MetLife, Inc.		8,384,215
56,300			Morgan Stanley		1,462,674
150,000			PNC Financial Services Group, Inc.		12,208,500
250,000			SPDR S&P Regional Banking (ETF)		9,587,500
661,267			Sunstone Hotel Investors, Inc. (REIT)		7,981,493
400,700			Tanger Factory Outlet Centers, Inc. (REIT)		16,100,126
355,000			U.S. Bancorp		14,317,150
400,000			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		9,912,000
287,050			Wells Fargo & Company		13,586,077
					239,214,087
			Health Care-20.1%
400,000			Abbott Laboratories		15,724,000
335,000			AbbVie, Inc.		20,739,850
35,000		*	Allergan, PLC		8,088,150
240,000		*	AMN Healthcare Services, Inc.		9,592,800
168,669			Baxter International, Inc.		7,627,212
170,000			Cardinal Health, Inc.		13,261,700
220,000		*	Centene Corporation		15,701,400
160,000		*	Express Scripts Holding Company		12,128,000
320,000			Gilead Sciences, Inc.		26,694,400
262,500			Hill-Rom Holdings, Inc.		13,243,125
270,625			Johnson & Johnson		32,826,812
9,375		*	Mallinckrodt, PLC		569,813
70,900			McKesson Corporation		13,233,485
192,960			Medtronic, PLC		16,743,139
325,000			Merck & Company, Inc.		18,723,250
200,000		*	Mylan NV		8,648,000
869,301			Pfizer, Inc.		30,608,088
298,100			Phibro Animal Health Corporation - Class "A"		5,562,546
56,662			Shire, PLC (ADR)		10,430,341
260,000			Thermo Fisher Scientific, Inc.		38,417,600

351,700		*	VWR Corporation		10,164,130
260,000			Zoetis, Inc.		12,339,600
					341,067,441
			Industrials-8.9%
140,000			3M Company		24,516,800
250,000			General Electric Company		7,870,000
209,700			Honeywell International, Inc.		24,392,304
25,000			Ingersoll-Rand, PLC		1,592,000
226,700			ITT, Inc.		7,249,866
175,000			Koninklijke Philips NV		4,364,500
173,400			Korn/Ferry International		3,589,380
20,000			Lockheed Martin Corporation		4,963,400
130,000			ManpowerGroup, Inc.		8,364,200
90,300			Nielsen Holdings, PLC		4,692,891
57,200			Robert Half International, Inc.		2,182,752
125,000			Snap-On, Inc.		19,727,500
358,000			TAL International Group, Inc.		4,800,780
149,600			Textainer Group Holdings, Ltd.		1,666,544
284,400			Textron, Inc.		10,397,664
100,000			Tyco International, PLC		4,260,000
150,000			United Technologies Corporation		15,382,500
					150,013,081
			Information Technology-16.1%
310,000			Apple, Inc.		29,636,000
570,000			Applied Materials, Inc.		13,662,900
555,700		*	ARRIS International, PLC		11,647,472
90,000			Broadcom, Ltd.		13,986,000
900,000			Cisco Systems, Inc.		25,821,000
250,000		*	eBay, Inc.		5,852,500
950,000			EMC Corporation		25,811,500
755,000			Hewlett Packard Enterprise Company		13,793,850
290,000			HP, Inc.		3,639,500
583,775			Intel Corporation		19,147,820
75,000			International Business Machines Corporation		11,383,500
260,000			Juniper Networks, Inc.		5,847,400
200,500			Methode Electronics, Inc.		6,863,115
625,000			Microsoft Corporation		31,981,250
70,000		*	NXP Semiconductors NV		5,483,800
350,000			Oracle Corporation		14,325,500
275,000			QUALCOMM, Inc.		14,731,750
595,000			Symantec Corporation		12,221,300
85,400			TE Connectivity, Ltd.		4,877,194
38,500			Travelport Worldwide, Ltd.		496,265
26,734			Western Digital Corporation		1,263,449
					272,473,065
			Materials-1.8%
40,000			Praxair, Inc.		4,495,600
135,000			RPM International, Inc.		6,743,250
535,000			Steel Dynamics, Inc.		13,107,500
125,000		*	Trinseo SA		5,366,250
					29,712,600
			Telecommunication Services-2.7%
530,000			AT&T, Inc.		22,901,300
425,000			Verizon Communications, Inc.		23,732,000
					46,633,300
			Utilities-1.7%
155,000			AGL Resources, Inc.		10,225,350
450,000			Exelon Corporation		16,362,000
81,200			NiSource, Inc.		2,153,424
					28,740,774
Total Value of Common Stocks (cost $1,142,851,796)					1,680,969,898
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.9%
			Federal Home Loan Bank:
$4,000	M		0.345%, 7/12/2016		3,999,804
7,000	M		0.27%, 7/20/2016		6,999,412
4,000	M		0.305%, 8/3/2016		3,999,120
1,000	M		0.315%, 8/8/2016		999,747
Total Value of Short-Term U.S. Government Agency Obligations (cost $15,997,129)					15,998,083
Total Value of Investments (cost $1,158,848,925)				100.2%	1,696,967,981
Excess of Liabilities Over Other Assets				(.2)	(3,671,954)
Net Assets				100.0%	$ 1,693,296,027

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

At June 30, 2016, the cost of investments for federal income tax purposes was $1,164,824,304. Accumulated net unrealized appreciation on investments was $532,143,677, consisting of $576,414,920 gross unrealized appreciation and $44,271,243 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,680,969,898	$-	$-	$1,680,969,898
Short-Term U.S Government
Agency Obligations	-	15,998,083	-	15,998,083
Total Investments in Securities*	$1,680,969,898	$15,998,083	$-	$1,696,967,981

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
June 30, 2016

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-94.2%
			United Kingdom-21.6%
257,054			British American Tobacco, PLC	$ 16,664,622
161,684			Diageo, PLC	4,516,764
849,741			Domino's Pizza Group, PLC	3,775,231
126,394			Imperial Brands, PLC	6,854,725
4,944,043			Lloyds Banking Group, PLC	3,580,494
164,222			Persimmon, PLC	3,184,552
140,099			Reckitt Benckiser Group, PLC	14,048,022
155,874			SABMiller, PLC	9,090,461
				61,714,871
			United States-15.3%
49,156			Accenture, PLC - Class "A"	5,568,883
11,699		*	Alphabet, Inc. - Class "C"	8,096,878
47,505			MasterCard, Inc.	4,183,290
125,335		*	PayPal Holdings, Inc.	4,575,981
157,421			Philip Morris International, Inc.	16,012,864
4,155		*	Priceline Group, Inc.	5,187,144
				43,625,040
			Switzerland-10.9%
828			Chocoladefabriken Lindt & Spruengli AG	4,938,293
141,100			Nestle SA - Registered	10,932,180
47,767			Roche Holding AG - Genusscheine	12,604,745
214,074			UBS Group AG	2,777,723
				31,252,941
			India-9.8%
711,169			HDFC Bank, Ltd.	12,434,533
12,895			HDFC Bank, Ltd. (ADR)	855,583
620,788			Housing Development Finance Corporation, Ltd.	11,565,618
563,975			ITC, Ltd.	3,087,701
				27,943,435
			France-5.4%
165,123			Bureau Veritas SA	3,466,777
31,629			Essilor International SA	4,156,986
9,730			Hermes International	3,627,148
22,397			L'Oreal SA	4,288,000
				15,538,911
			Japan-5.1%
28,710			Daito Trust Construction Company, Ltd.	4,661,424
141,500			Japan Tobacco, Inc.	5,702,762
181,400			Unicharm Corporation	4,075,618
				14,439,804
			Netherlands-3.9%
242,465			Unilever NV - CVA	11,277,004
			Australia-3.3%
59,316			CSL, Ltd.	5,002,276
81,166			Ramsay Health Care, Ltd.	4,386,659
				9,388,935
			Canada-3.2%
133,426			Alimentation Couche-Tard, Inc. - Class "B"	5,729,691
60,256			Canadian National Railway Company	3,558,133
				9,287,824
			Spain-3.1%
30,760			Aena SA	4,077,272
215,674			Grifols SA	4,899,349
				8,976,621
			Denmark-2.9%
37,576			Coloplast A/S - Series "B"	2,812,737
101,151			Novo Nordisk A/S - Series "B"	5,447,274
				8,260,011
			Hong Kong-2.8%
482,472			Link REIT (REIT)	3,299,238
208,626			Tencent Holdings, Ltd.	4,785,810
				8,085,048
			Germany-2.6%
98,704			SAP SE	7,413,206
			South Africa-2.2%
41,303			Naspers, Ltd.	6,306,765
			Ireland-2.1%
33,437			DCC, PLC	2,942,458
28,741			Paddy Power Betfair, PLC	3,020,586
				5,963,044
Total Value of Common Stocks (cost $205,605,676)				269,473,460
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-5.3%
			United States
			Federal Home Loan Bank:
$2,000	M		0.345%, 7/12/2016	1,999,902
4,000	M		0.26%, 7/29/2016	3,999,504
3,000	M		0.315%, 8/8/2016	2,999,241
5,000	M		0.315%, 8/10/2016	4,998,665
1,000	M		0.32%, 8/15/2016	999,700
Total Value of Short-Term U.S. Government Agency Obligations (cost $14,995,832)				14,997,012
Total Value of Investments (cost $220,601,508)			99.5%	284,470,472
Other Assets, Less Liabilities			.5	1,538,329
Net Assets			100.0%	$ 286,008,801

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts

At June 30, 2016, the cost of investments for federal income tax purposes was $221,011,685. Accumulated net unrealized appreciation on investments was $63,458,787, consisting of $68,062,418 gross unrealized appreciation and $4,603,631 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$-	$61,714,871	$-	$61,714,871
United States	43,625,040	-	-	43,625,040
Switzerland	-	31,252,941	-	31,252,941
India	855,583	27,087,852	-	27,943,435
France	-	15,538,911	-	15,538,911
Japan	-	14,439,804	-	14,439,804
Netherlands	-	11,277,004	-	11,277,004
Australia	-	9,388,935	-	9,388,935
Canada	9,287,824	-	-	9,287,824
Spain	-	8,976,621	-	8,976,621
Denmark	-	8,260,011	-	8,260,011
Hong Kong	-	8,085,048	-	8,085,048
Germany	-	7,413,206	-	7,413,206
South Africa	-	6,306,765	-	6,306,765
Ireland	-	5,963,044	-	5,963,044
Short-Term U.S. Government
Agency Obligations	-	14,997,012	-	14,997,012
Total Investments in Securities*	$53,768,447	$230,702,025	$-	$284,470,472

* Includes certain foreign securities that were fair valued due to fluctuation in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $215,705,013 of investment securities were classified as Level 2 instead of Level 1.

Transfers between Level 1 and Level 2 securities as of June 30, 2016 resulted from  securities priced previously with an official close price (Level 1 securities) or securities fair valued by the Valuation Committee (Level 2 securities). Transfers from Level 1 to Level 2 as of June 30, 2016 were $141,012,556. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
June 30, 2016

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-93.3%
			Consumer Discretionary-22.9%
666,500			American Eagle Outfitters, Inc.	$ 10,617,345
175,000		*	Belmond, Ltd. - Class "A"	1,732,500
80,000			Big Lots, Inc.	4,008,800
181,500			BorgWarner, Inc.	5,357,880
210,000			Caleres, Inc.	5,084,100
229,600			Delphi Automotive, PLC	14,372,960
124,400			Foot Locker, Inc.	6,824,584
85,000			Group 1 Automotive, Inc.	4,195,600
86,100			Harman International Industries, Inc.	6,183,702
85,000		*	Helen of Troy, Ltd.	8,741,400
128,200			L Brands, Inc.	8,606,066
120,000			Lear Corporation	12,211,200
165,000			Magna International, Inc.	5,786,550
125,000		*	Michaels Companies, Inc.	3,555,000
658,770			Newell Brands, Inc.	31,996,459
65,000			Nordstrom, Inc.	2,473,250
88,400			Oxford Industries, Inc.	5,005,208
205,200			Penske Automotive Group, Inc.	6,455,592
25,000			Ralph Lauren Corporation	2,240,500
245,100			Ruth's Hospitality Group, Inc.	3,909,345
230,000		*	Select Comfort Corporation	4,917,400
308,000		*	ServiceMaster Global Holdings, Inc.	12,258,400
393,400			Stein Mart, Inc.	3,037,048
47,000			Superior Industries International, Inc	1,258,660
420,000		*	TRI Pointe Group, Inc.	4,964,400
215,000			Tupperware Brands Corporation	12,100,200
40,000			Whirlpool Corporation	6,665,600
475,000		*	William Lyon Homes - Class "A"	7,657,000
130,000			Wyndham Worldwide Corporation	9,259,900
				211,476,649
			Consumer Staples-4.7%
128,000			Coty, Inc. - Class "A"	3,326,720
350,000			Delhaize Group (ADR)	9,191,000
20,000			McCormick & Company, Inc.	2,133,400
100,000			Nu Skin Enterprises, Inc. - Class "A"	4,619,000
250,000			Pinnacle Foods, Inc.	11,572,500
97,059			Tootsie Roll Industries, Inc.	3,739,683
45,000			Tyson Foods, Inc. - Class "A"	3,005,550
225,000		*	U.S. Foods Holding Corporation	5,454,000
				43,041,853
			Energy-3.0%
30,000		*	Dril-Quip, Inc.	1,752,900
80,000			EOG Resources, Inc.	6,673,600
90,000			EQT Corporation	6,968,700
85,000			Hess Corporation	5,108,500
80,000			National Oilwell Varco, Inc.	2,692,000
180,000			PBF Energy, Inc. - Class "A"	4,280,400
				27,476,100
			Financials-17.0%
65,000			Ameriprise Financial, Inc.	5,840,250
220,000			Berkshire Hills Bancorp, Inc.	5,922,400
403,500			Brixmor Property Group, Inc. (REIT)	10,676,610
420,000			Citizens Financial Group, Inc.	8,391,600
230,000			Discover Financial Services	12,325,700
150,000			Douglas Emmett, Inc. (REIT)	5,328,000
45,000			Federal Realty Investment Trust (REIT)	7,449,750
500,000			FelCor Lodging Trust, Inc. (REIT)	3,115,000
400,000			Financial Select Sector SPDR Fund (ETF)	9,132,000
135,000			First Republic Bank	9,448,650
16,250			Great Western Bancorp, Inc.	512,525
100,000			iShares Core S&P Mid-Cap ETF (ETF)	14,939,000
140,000			iShares Russell 2000 ETF (ETF)	16,095,800
120,000			NASDAQ, Inc.	7,760,400
220,000			National General Holdings Corporation	4,712,400
100,000		*	Realogy Holdings Corporation	2,902,000
225,000			SPDR S&P Regional Banking (ETF)	8,628,750
210,600			Sterling Bancorp	3,306,420
618,644			Sunstone Hotel Investors, Inc. (REIT)	7,467,033
288,500			Tanger Factory Outlet Centers, Inc. (REIT)	11,591,930
90,000			Waddell & Reed Financial, Inc. - Class "A"	1,549,800
				157,096,018
			Health Care-17.2%
50,000		*	Allergan, PLC	11,554,500
135,000		*	AMN Healthcare Services, Inc.	5,395,950
25,000		*	AmSurg Corporation	1,938,500
280,000		*	Centene Corporation	19,983,600
70,300		*	Charles River Laboratories International, Inc.	5,795,532
75,000			Dentsply Sirona, Inc.	4,653,000
140,000			Gilead Sciences, Inc.	11,678,800
247,500			Hill-Rom Holdings, Inc.	12,486,375
102,000		*	Lannett Company, Inc.	2,426,580
80,000			McKesson Corporation	14,932,000
101,500			Perrigo Company, PLC	9,203,005
350,500			Phibro Animal Health Corporation - Class "A"	6,540,330
230,000		*	Prestige Brands Holdings, Inc.	12,742,000
75,000			Quest Diagnostics, Inc.	6,105,750
125,000			Thermo Fisher Scientific, Inc.	18,470,000
50,000		*	VCA, Inc.	3,380,500
408,100		*	VWR Corporation	11,794,090
				159,080,512
			Industrials-10.4%
160,000			A.O. Smith Corporation	14,097,600
160,300			ESCO Technologies, Inc.	6,402,382
25,000			Ingersoll-Rand, PLC	1,592,000
224,100			ITT Corporation	7,166,718
82,500			J.B. Hunt Transport Services, Inc.	6,676,725
244,400			Korn/Ferry International	5,059,080
115,000			ManpowerGroup, Inc.	7,399,100
85,200			Nielsen Holdings, PLC	4,427,844
65,000		*	Nortek, Inc.	3,855,150
82,500			Regal Beloit Corporation	4,541,625
57,200			Robert Half International, Inc.	2,182,752
40,000			Roper Technologies, Inc.	6,822,400
95,000			Snap-On, Inc.	14,992,900
182,000			TAL International Group, Inc.	2,440,620
219,600			Textron, Inc.	8,028,576
				95,685,472
			Information Technology-9.7%
455,700		*	ARRIS International, PLC	9,551,472
70,000			Broadcom, Ltd.	10,878,000
90,000		*	Fiserv, Inc.	9,785,700
251,500			Juniper Networks, Inc.	5,656,235
167,500			Lam Research Corporation	14,080,050
79,000			Methode Electronics, Inc.	2,704,170
165,500			Silicon Motion Technology (ADR)	7,910,900
410,000			Symantec Corporation	8,421,400
36,900			TE Connectivity, Ltd.	2,107,359
275,000			Technology Select Sector SPDR Fund (ETF)	11,924,000
443,900			Travelport Worldwide, Ltd.	5,721,871
14,799			Western Digital Corporation	699,401
				89,440,558
			Materials-3.3%
173,600		*	Ferro Corporation	2,322,768
40,000			Praxair, Inc.	4,495,600
480,000			Steel Dynamics, Inc.	11,760,000
180,000		*	Summit Materials, Inc.	3,682,800
190,000		*	Trinseo SA	8,156,700
				30,417,868
			Utilities-5.1%
230,000			AGL Resources, Inc.	15,173,100
3,100			Black Hills Corporation	195,424
69,000			NiSource, Inc.	1,829,880
144,800			Portland General Electric Company	6,388,576
135,000			SCANA Corporation	10,214,100
200,000			WEC Energy Group, Inc.	13,060,000
				46,861,080
Total Value of Common Stocks (cost $657,545,100)				860,576,110
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-6.9%
			Federal Home Loan Bank:
$26,000	M		0.26%, 7/20/2016	25,997,816
2,000	M		0.27%, 7/21/2016	1,999,822
9,000	M		0.27%, 7/27/2016	8,998,956
2,000	M		0.305%, 8/3/2016	1,999,560
1,000	M		0.315%, 8/8/2016	999,747
17,000	M		0.315%, 8/10/2016	16,995,461
7,000	M		0.32%, 8/15/2016	6,997,900
Total Value of Short-Term U.S. Government Agency Obligations (cost $63,984,734)				63,989,262
Total Value of Investments (cost $721,529,834)			100.2%	924,565,372
Excess of Liabilities Over Other Assets			(.2)	(2,165,365)
Net Assets			100.0%	$ 922,400,007

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At June 30, 2016, the cost of investments for federal income tax purposes was
$721,529,834. Accumulated net unrealized appreciation on investments was
$203,035,538, consisting of $247,648,536 gross unrealized appreciation and
$44,612,998 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$860,576,110	$-	$-	$860,576,110
Short-Term U.S Government
Agency Obligations	-	63,989,262	-	63,989,262
Total Investments in Securities*	$860,576,110	$63,989,262	$-	$924,565,372

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2016.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
REAL ESTATE FUND
June 30, 2016

Shares		Security		Value
		COMMON STOCKS-95.2%
		Apartments REITs-14.8%
11,737		Apartment Investment & Management Company - Class "A"		$ 518,306
23,367		AvalonBay Communities, Inc.		4,215,173
5,227		Camden Property Trust		462,171
48,911		Equity Residential		3,368,990
9,106		Essex Property Trust, Inc.		2,076,988
9,312		Post Properties, Inc.		568,498
8,351		UDR, Inc.		308,319
				11,518,445
		Diversified REITs-10.2%
60,675		Communications Sales & Leasing, Inc.		1,753,508
2,973		CorEnergy Infrastructure Trust, Inc.		85,771
69,070		Corrections Corporation of America		2,418,831
1,457		Digital Realty Trust, Inc.		158,798
30,516		Duke Realty Corporation		813,557
2,487		DuPont Fabros Technology, Inc.		118,232
2,737		Liberty Property Trust		108,714
23,874		Vornado Realty Trust		2,390,265
2,840		Whitestone REIT		42,827
				7,890,503
		Health Care REITs-13.0%
42,926		Care Capital Properties, Inc.		1,125,090
95,911		HCP, Inc.		3,393,331
1,630		Healthcare Realty Trust, Inc.		57,034
3,260		Healthcare Trust of America, Inc.		105,428
1,650		LTC Properties, Inc.		85,355
3,680		Omega Heathcare Investors, Inc.		124,936
19,225		Senior Housing Properties Trust		400,457
54,014		Ventas, Inc.		3,933,299
11,380		Welltower, Inc.		866,815
				10,091,745
		Hotels REITs-3.2%
16,612		Hospitality Properties Trust		478,426
83,174		Host Hotels & Resorts, Inc.		1,348,251
22,945		LaSalle Hotel Properties		541,043
7,948		Sunstone Hotel Investors, Inc.		95,932
				2,463,652
		Manufactured Homes REITs-2.4%
18,064		Equity LifeStyle Properties, Inc.		1,446,023
5,071		Sun Communities, Inc.		388,641
				1,834,664
		Mortgage REITs-.1%
5,269		American Capital Agency Corporation		104,432
		Office Property REITs-9.1%
11,341		Alexandria Real Estate Equities, Inc.		1,174,020
17,259		Boston Properties, Inc.		2,276,462
5,700		Brandywine Realty Trust		95,760
16,890		City Office REIT, Inc.		219,232
17,825		Corporate Office Properties Trust		527,085
5,120		Douglas Emmett, Inc.		181,862
7,040		Empire State Realty Trust, Inc. - Class "A"		133,690
23,215	*	Equity Commonwealth		676,253
424		Franklin Street Properties Corporation		5,202
10,665		Mack-Cali Realty Corporation		287,955
28,890		New York REIT, Inc.		267,233
45,127		Paramount Group, Inc.		719,324
12,680		Piedmont Office Realty Trust, Inc. - Class "A"		273,127
2,102		SL Green Realty Corporation		223,800
				7,061,005
		Real Estate Owners/Development REITs-1.1%
28,691		RMR Group, Inc. - Class "A"		888,560
		Regional Malls REITs-20.4%
175,279		CBL & Associates Properties, Inc.		1,631,847
77,597		General Growth Properties, Inc.		2,313,943
7,690		Macerich Company		656,649
4,215		Pennsylvania Real Estate Investment Trust		90,412
32,843		Simon Property Group, Inc.		7,123,647
52,948		Tanger Factory Outlet Centers, Inc.		2,127,451
17,681		Taubman Centers, Inc.		1,311,930
55,771		WP Glimcher, Inc.		624,077
				15,879,956
		Shopping Centers REITs-3.8%
1,282		Acadia Realty Trust		45,537
5,800		Cedar Realty Trust, Inc.		43,094
23,026		DDR Corporation		417,692
4,467		Federal Realty Investment Trust		739,512
14,471		Kimco Realty Corporation		454,100
7,090		Kite Realty Group Trust		198,733
2,580		Ramco-Gershenson Properties Trust		50,594
5,202		Regency Centers Corporation		435,563
23,238		Retail Properties of America, Inc. - Class "A"		392,722
4,795		Weingarten Realty Investors		195,732
				2,973,279
		Single Tenant REITs-2.2%
1,132		National Retail Properties, Inc.		58,547
54,691		Select Income REIT		1,421,419
9,060		Spirit Realty Capital, Inc.		115,696
1,822		STORE Capital Corporation		53,658
8,000		VEREIT, Inc.		81,120
				1,730,440
		Storage REITs-12.9%
6,766		CubeSmart		208,934
31,455		Extra Space Storage, Inc.		2,910,846
1,459		Iron Mountain, Inc.		58,112
18,950		Public Storage		4,843,430
19,368		Sovran Self Storage, Inc.		2,032,091
				10,053,413
		Student Housing REITs-.5%
7,292		American Campus Communities, Inc.		385,528
		Warehouse/Industrial REITs-1.5%
1,260		DCT Industrial Trust, Inc.		60,530
1,684		EastGroup Properties, Inc.		116,061
3,320		First Industrial Realty Trust, Inc.		92,362
17,840		Prologis, Inc.		874,874
				1,143,827
Total Value of Common Stocks (cost $67,173,141)			95.2%	74,019,449
Other Assets, Less Liabilities			4.8	3,733,734
Net Assets		100.0%		$ 77,753,183

*	Non-income producing

Summary of Abbreviations:
	REITs	Real Estate Investment Trusts

At June 30, 2016, the cost of investments for federal income tax purposes was $67,254,002. Accumulated net unrealized appreciation on investments was $6,765,447, consisting of $8,162,164 gross unrealized appreciation and $1,396,717 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$74,019,449	$-	$-	$74,019,449

*The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
June 30, 2016

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.6%
			Consumer Discretionary-14.1%
252,300			Coach, Inc.	$10,278,702
612,100			Gentex Corporation	9,456,945
137,700			Home Depot, Inc.	17,582,913
261,700			Starbucks Corporation	14,948,304
122,500			Wyndham Worldwide Corporation	8,725,675
				60,992,539
			Consumer Staples-11.6%
196,500			Campbell Soup Company	13,073,145
95,500			Clorox Company	13,216,245
264,000			Sysco Corporation	13,395,360
147,600			Wal-Mart Stores, Inc.	10,777,752
				50,462,502
			Energy-4.5%
44,200			Chevron Corporation	4,633,486
47,800			Exxon Mobil Corporation	4,480,772
72,700			Helmerich & Payne, Inc.	4,880,351
196,800			SM Energy Company	5,313,600
				19,308,209
			Financials-11.8%
243,900			Bank of New York Mellon Corporation	9,475,515
128,800			Discover Financial Services	6,902,392
82,800			FactSet Research Systems, Inc.	13,365,576
244,100			SunTrust Banks, Inc.	10,027,628
55,400			Travelers Companies, Inc.	6,594,816
187,900			Voya Financial, Inc.	4,652,404
				51,018,331
			Health Care-18.8%
64,400			C.R. Bard, Inc.	15,144,304
186,400		*	Centene Corporation	13,303,368
124,500			Gilead Sciences, Inc.	10,385,790
330,300		*	Hologic, Inc.	11,428,380
57,500			Johnson & Johnson	6,974,750
70,500			McKesson Corporation	13,158,825
170,500		*	Quintiles Transnational Holdings, Inc.	11,137,060
				81,532,477
			Industrials-12.5%
150,400			C. H. Robinson Worldwide, Inc.	11,167,200
125,600			Cintas Corporation	12,325,128
78,500			General Dynamics Corporation	10,930,340
93,200			Parker Hannifin Corporation	10,070,260
364,800		*	USG Corporation	9,835,008
				54,327,936
			Information Technology-23.9%
131,600		*	Adobe Systems, Inc.	12,605,964
336,300		*	Aspen Technology, Inc.	13,532,712
568,600		*	Cadence Design Systems, Inc.	13,816,980
455,100			Cisco Systems, Inc.	13,056,819
152,300		*	Citrix Systems, Inc.	12,197,707
110,000		*	Facebook, Inc. - Class "A"	12,570,800
170,200		*	Red Hat, Inc.	12,356,520
349,000		*	Take-Two Interactive Software, Inc.	13,234,080
				103,371,582
			Telecommunication Services-1.4%
208,200			CenturyLink, Inc.	6,039,882
Total Value of Common Stocks (cost $375,081,881)				427,053,458
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.1%
			Federal Home Loan Bank:
$ 1,000	M		0.26%, 7/20/2016	999,916
2,000	M		0.27%, 7/20/2016	1,999,832
1,000	M		0.255%, 7/22/2016	999,907
1,000	M		0.32%, 8/15/2016	999,700
Total Value of Short-Term U.S. Government Agency Obligations (cost $4,999,029)				4,999,355
Total Value of Investments (cost $380,080,910)			99.7%	432,052,813
Other Assets, Less Liabilities			.3	1,230,492
Net Assets			100.0%	$433,283,305

*	Non-income producing

At June 30, 2016, the cost of investments for federal income tax purposes was
$380,080,910. Accumulated net unrealized appreciation on investments was
$51,971,903, consisting of $62,347,969 gross unrealized appreciation and $10,376,066 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$427,053,458	$-	$-	$427,053,458
Short-Term U.S Government
Agency Obligations	-	4,999,355	-	4,999,355
Total Investments in Securities*	$427,053,458	$4,999,355	$-	$432,052,813

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
June 30, 2016

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-98.8%
			Consumer Discretionary-17.5%
266,500		*	1-800-FLOWERS.COM, Inc. - Class "A"		$2,403,830
384,500			American Eagle Outfitters, Inc.		6,125,085
191,500		*	Belmond, Ltd. - Class "A"		1,895,850
130,000			Caleres, Inc.		3,147,300
245,000		*	Century Communities, Inc.		4,248,300
272,500			Entravision Communications Corporation - Class "A"		1,831,200
330,500		*	Fox Factory Holding Corporation		5,740,785
42,000			Group 1 Automotive, Inc.		2,073,120
42,000			Harman International Industries, Inc.		3,016,440
155,500		*	Live Nation Entertainment, Inc.		3,654,250
62,000		*	Michaels Companies, Inc.		1,763,280
86,600		*	Motorcar Parts of America, Inc.		2,353,788
64,000		*	Nautilus, Inc.		1,141,760
161,000			Newell Brands, Inc.		7,819,770
92,000			Oxford Industries, Inc.		5,209,040
119,000			Penske Automotive Group, Inc.		3,743,740
263,000			Regal Entertainment Group - Class "A"		5,796,520
245,000			Ruth's Hospitality Group, Inc.		3,907,750
56,000		*	Select Comfort Corporation		1,197,280
189,000		*	ServiceMaster Global Holdings, Inc.		7,522,200
5,000			Superior Industries International, Inc		133,900
329,000		*	TRI Pointe Group, Inc.		3,888,780
62,500			Tupperware Brands Corporation		3,517,500
57,500			Visteon Corporation		3,784,075
186,500		*	William Lyon Homes - Class "A"		3,006,380
					88,921,923
			Consumer Staples-2.7%
84,500			Coty, Inc. - Class "A"		2,196,155
118,500			Pinnacle Foods, Inc.		5,485,365
88,000			Tootsie Roll Industries, Inc.		3,390,640
113,500		*	U.S. Foods Holding Corporation		2,751,240
					13,823,400
			Energy-1.4%
65,000			Delek US Holdings, Inc.		858,650
37,000		*	Dril-Quip, Inc.		2,161,910
90,500			PBF Energy, Inc. - Class "A"		2,152,090
98,500			Western Refining, Inc.		2,032,055
					7,204,705
			Financials-26.6%
135,500			AllianceBernstein Holding, LP (MLP)		3,157,150
106,000			American Equity Investment Life Holding Company		1,510,500
144,500			American Financial Group, Inc.		10,682,885
96,000			Aspen Insurance Holdings, Ltd.		4,452,480
161,000		*	Atlas Financial Holdings, Inc.		2,772,420
205,500			Berkshire Hills Bancorp, Inc.		5,532,060
217,000			Brixmor Property Group, Inc. (REIT)		5,741,820
116,000			Brown & Brown, Inc.		4,346,520
149,500			Citizens Financial Group, Inc.		2,987,010
175,000			Douglas Emmett, Inc. (REIT)		6,216,000
34,500			Endurance Specialty Holdings, Ltd.		2,317,020
96,000		*	FCB Financial Holdings, Inc. - Class "A"		3,264,000
50,000			Federal Realty Investment Trust (REIT)		8,277,500
396,500			FelCor Lodging Trust, Inc. (REIT)		2,470,195
415,000			Financial Select Sector SPDR Fund (ETF)		9,474,450
110,000			Great Western Bancorp, Inc.		3,469,400
161,000		*	Green Bancorp, Inc.		1,403,920
67,500			iShares Russell 2000 ETF (ETF)		7,760,475
189,000			OceanFirst Financial Corporation		3,434,130
98,500			Opus Bank		3,329,300
75,500			Prosperity Bancshares, Inc.		3,849,745
79,000			Simmons First National Corporation - Class "A"		3,648,615
246,500			SPDR S&P Regional Banking (ETF)		9,453,275
445,500			Sterling Bancorp		6,994,350
355,000			Sunstone Hotel Investors, Inc. (REIT)		4,284,850
182,500			Tanger Factory Outlet Centers, Inc. (REIT)		7,332,850
236,500			TCF Financial Corporation		2,991,725
139,000			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		3,444,420
50,000			Waddell & Reed Financial, Inc. - Class "A"		861,000
					135,460,065
			Health Care-12.8%
62,500		*	ANI Pharmaceuticals, Inc.		3,488,750
149,500		*	Centene Corporation		10,669,815
39,500		*	Charles River Laboratories International, Inc.		3,256,380
147,000		*	DepoMed, Inc.		2,884,140
130,000		*	Globus Medical, Inc . - Class "A"		3,097,900
140,000			Hill-Rom Holdings, Inc.		7,063,000
38,000		*	ICON, PLC		2,660,380
60,000		*	Integra LifeSciences Holdings Corporation		4,786,800
61,500		*	Lannett Company, Inc.		1,463,085
112,500			PerkinElmer, Inc.		5,897,250
172,500			Phibro Animal Health Corporation - Class "A"		3,218,850
144,500		*	Surgical Care Affilates, Inc.		6,888,315
42,000		*	VCA, Inc.		2,839,620
241,000		*	VWR Corporation		6,964,900
					65,179,185
			Industrials-13.3%
112,500			A.O. Smith Corporation		9,912,375
130,000			ESCO Technologies, Inc.		5,192,200
67,500		*	Generac Holdings, Inc.		2,359,800
168,500			ITT, Inc.		5,388,630
251,500			Kforce, Inc.		4,247,835
296,000		*	NCI Building Systems, Inc.		4,733,040
19,000		*	Nortek, Inc.		1,126,890
112,500			Orbital ATK, Inc.		9,578,250
111,000		*	Patrick Industries, Inc.		6,692,190
76,500			Regal Beloit Corporation		4,211,325
57,500			Snap-On, Inc.		9,074,650
43,500			Standex International Corporation		3,594,405
141,500			TAL International Group, Inc.		1,897,515
					68,009,105
			Information Technology-11.4%
279,500		*	ARRIS International, PLC		5,858,320
110,000		*	Autobytel, Inc.		1,525,700
79,000			Avnet, Inc.		3,200,290
24,500			CDW Corporation		981,960
2,500		*	Coherent, Inc.		229,450
140,500		*	CommScope Holding Company, Inc.		4,359,715
255,300			CPI Card Group, Inc.		1,279,053
48,500			IAC/InterActiveCorp		2,730,550
46,000			Lam Research Corporation		3,866,760
152,000		*	Microsemi Corporation		4,967,360
93,000			MKS Instruments, Inc.		4,004,580
268,000		*	Orbotech, Ltd.		6,847,400
140,500		*	Perficient, Inc.		2,853,555
55,500		*	PTC, Inc.		2,085,690
140,500			Silicon Motion Technology Corporation (ADR)		6,715,900
108,500		*	Synchronoss Technologies, Inc.		3,456,810
204,000			Travelport Worldwide, Ltd.		2,629,560
5,500			Western Digital Corporation		259,930
					57,852,583
			Materials-7.7%
107,500			AptarGroup, Inc.		8,506,475
361,000		*	Ferro Corporation		4,830,180
168,500			Olin Corporation		4,185,540
56,000			Sensient Technologies Corporation		3,978,240
242,500			Steel Dynamics, Inc.		5,941,250
102,000		*	Summit Materials, Inc. - Class "A"		2,086,920
164,500		*	Trinseo SA		7,061,985
65,000			WestRock Company		2,526,550
					39,117,140
			Utilities-5.4%
139,000			AGL Resources, Inc.		9,169,830
44,500			Pinnacle West Capital Corporation		3,607,170
104,500			Portland General Electric Company		4,610,540
67,500			SCANA Corporation		5,107,050
76,500			WEC Energy Group, Inc.		4,995,450
					27,490,040
Total Value of Common Stocks (cost $442,757,606)					503,058,146
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.9%
			Federal Home Loan Bank:
$ 3,100	M		0.27%, 7/18/2016		3,099,764
1,500	M		0.32%, 7/26/2016		1,499,834
Total Value of Short-Term U.S. Government Agency Obligations (cost $4,599,271)					4,599,598
Total Value of Investments (cost $447,356,877)				99.7%	507,657,744
Other Assets, Less Liabilities				.3	1,703,979
Net Assets				100.0%	$509,361,723

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
MLP Master Limited Partnership
REIT Real Estate Investment Trust

At June 30, 2016, the cost of investments for federal income tax purposes was $447,794,958. Accumulated net unrealized appreciation on investments was $59,862,786, consisting of $90,570,548 gross unrealized appreciation and $30,707,762 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$503,058,146	$-	$-	$503,058,146
Short-Term U.S Government
Agency Obligations	-	4,599,598	-	4,599,598
Total Investments in Securities*	$503,058,146	$4,599,598	$-	$507,657,744

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
June 30, 2016

Shares or
Principal
Amount			Security			Value
			COMMON STOCKS-59.0%
			Consumer Discretionary-10.5%
235,500			American Eagle Outfitters, Inc.			$3,751,515
29,600			Big Lots, Inc.			1,483,256
86,230			BorgWarner, Inc.			2,545,510
130,975			CBS Corporation - Class "B"			7,130,279
93,200			Delphi Automotive, PLC			5,834,320
51,060			Foot Locker, Inc.			2,801,152
206,750			Ford Motor Company			2,598,848
41,860			Harman International Industries, Inc.			3,006,385
53,830			Home Depot, Inc.			6,873,553
110,900			Johnson Controls, Inc.			4,908,434
70,645			L Brands, Inc.			4,742,399
61,400			Lear Corporation			6,248,064
69,700			Magna International, Inc.			2,444,379
284,522			Newell Brands, Inc.			13,819,234
23,600			Oxford Industries, Inc.			1,336,232
60,500			Penske Automotive Group, Inc.			1,903,330
76,900		*	Select Comfort Corporation			1,644,122
150,700			Stein Mart, Inc.			1,163,404
91,910			Tupperware Brands Corporation			5,172,695
48,800			Walt Disney Company			4,773,616
18,175			Whirlpool Corporation			3,028,682
51,890			Wyndham Worldwide Corporation			3,696,125
						90,905,534
			Consumer Staples-5.9%
146,350			Altria Group, Inc.			10,092,296
105,890			Coca-Cola Company			4,799,994
87,960			CVS Health Corporation			8,421,290
75,900			Delhaize Group (ADR)			1,993,134
83,300			Koninklijke Ahold NV (ADR)			1,842,596
45,700			Nu Skin Enterprises, Inc. - Class "A"			2,110,883
49,360			PepsiCo, Inc.			5,229,198
90,310			Philip Morris International, Inc.			9,186,333
31,400			Procter & Gamble Company			2,658,638
25,600			Tyson Foods, Inc. - Class "A"			1,709,824
46,870			Wal-Mart Stores, Inc.			3,422,447
						51,466,633
			Energy-3.5%
37,375			Anadarko Petroleum Corporation			1,990,219
9,400			Chevron Corporation			985,402
61,800			ConocoPhillips			2,694,480
67,075			Devon Energy Corporation			2,431,469
61,402			ExxonMobil Corporation			5,755,823
26,500			Hess Corporation			1,592,650
80,101			Marathon Oil Corporation			1,202,316
102,250			Marathon Petroleum Corporation			3,881,410
26,150			Occidental Petroleum Corporation			1,975,894
31,000			PBF Energy, Inc. - Class "A"			737,180
34,450			Phillips 66			2,733,263
14,700			Schlumberger, Ltd.			1,162,476
105,660			Suncor Energy, Inc.			2,929,952
						30,072,534
			Financials-8.7%
69,170			American Express Company			4,202,769
22,700			American International Group, Inc.			1,200,603
45,925			Ameriprise Financial, Inc.			4,126,361
199,625			Brixmor Property Group, Inc. (REIT)			5,282,078
39,100			Chubb, Ltd.			5,110,761
138,200			Citizens Financial Group, Inc.			2,761,236
99,410			Discover Financial Services			5,327,382
167,600			Financial Select Sector SPDR Fund (ETF)			3,826,308
15,000			iShares Core S&P Mid-Cap ETF (ETF)			2,240,850
46,100			iShares Russell 2000 ETF (ETF)			5,300,117
119,380			JPMorgan Chase & Company			7,418,273
61,700			MetLife, Inc.			2,457,511
15,730			Morgan Stanley			408,665
44,625			PNC Financial Services Group, Inc.			3,632,029
75,900			SPDR S&P Regional Banking (ETF)			2,910,765
200,413			Sunstone Hotel Investors, Inc. (REIT)			2,418,985
123,600			Tanger Factory Outlet Centers, Inc. (REIT)			4,966,248
107,345			U.S. Bancorp			4,329,224
119,830			Urstadt Biddle Properties, Inc. - Class "A" (REIT)			2,969,387
86,120			Wells Fargo & Company			4,076,060
						74,965,612
			Health Care-12.0%
122,360			Abbott Laboratories			4,809,972
102,900			AbbVie, Inc.			6,370,539
11,076		*	Allergan, PLC			2,559,553
72,600			AMN Healthcare Services, Inc.			2,901,822
49,569			Baxter International, Inc.			2,241,510
52,300			Cardinal Health, Inc.			4,079,923
67,100		*	Centene Corporation			4,788,927
48,832		*	Express Scripts Holding Company			3,701,466
98,380			Gilead Sciences, Inc.			8,206,860
79,700			Hill-Rom Holdings, Inc.			4,020,865
81,400			Johnson & Johnson			9,873,820
2,791		*	Mallinckrodt, PLC			169,637
21,250			McKesson Corporation			3,966,312
59,100			Medtronic, PLC			5,128,107
99,745			Merck & Company, Inc.			5,746,309
62,225		*	Mylan NV			2,690,609
266,729			Pfizer, Inc.			9,391,528
93,475			Phibro Animal Health Corporation - Class "A"			1,744,243
17,315			Shire, PLC (ADR)			3,187,345
78,095			Thermo Fisher Scientific, Inc.			11,539,317
104,000		*	VWR Corporation			3,005,600
78,215			Zoetis, Inc.			3,712,084
						103,836,348
			Industrials-5.2%
41,585			3M Company			7,282,365
75,850			General Electric Company			2,387,757
63,000			Honeywell International, Inc.			7,328,160
7,400			Ingersoll-Rand, PLC			471,232
69,160			ITT Corporation			2,211,737
51,600			Koninklijke Philips NV			1,286,904
51,200			Korn/Ferry International			1,059,840
6,020			Lockheed Martin Corporation			1,493,983
39,100			ManpowerGroup, Inc.			2,515,694
27,000			Nielsen Holdings, PLC			1,403,190
17,300			Robert Half International, Inc.			660,168
38,330			Snap-On, Inc.			6,049,241
109,610			TAL International Group, Inc.			1,469,870
45,530			Textainer Group Holdings, Ltd.			507,204
88,850			Textron, Inc.			3,248,356
30,675			Tyco International, PLC			1,306,755
46,030			United Technologies Corporation			4,720,377
						45,402,833
			Information Technology-9.5%
93,905			Apple, Inc.			8,977,318
168,200			Applied Materials, Inc.			4,031,754
169,975			ARRIS International, PLC			3,562,676
26,525			Broadcom, Ltd.			4,121,985
272,800			Cisco Systems, Inc.			7,826,632
76,200		*	eBay, Inc.			1,783,842
292,200			EMC Corporation			7,939,074
225,105			Hewlett Packard Enterprise Company			4,112,668
91,805			HP, Inc.			1,152,153
175,675			Intel Corporation			5,762,140
22,800			International Business Machines Corporation			3,460,584
78,885			Juniper Networks, Inc.			1,774,124
61,980			Methode Electronics, Inc.			2,121,575
190,085			Microsoft Corporation			9,726,649
21,140		*	NXP Semiconductors NV			1,656,108
106,790			Oracle Corporation			4,370,915
83,420			QUALCOMM, Inc.			4,468,809
177,350			Symantec Corporation			3,642,769
23,610			TE Connectivity, Ltd.			1,348,367
11,400			Travelport Worldwide, Ltd.			146,946
7,972			Western Digital Corporation			376,757
						82,363,845
			Materials-1.0%
11,930			Praxair, Inc.			1,340,813
41,310			RPM International, Inc.			2,063,435
162,700			Steel Dynamics, Inc.			3,986,150
35,885		*	Trinseo SA			1,540,543
						8,930,941
			Telecommunication Services-1.7%
163,500			AT&T, Inc.			7,064,835
130,725			Verizon Communications, Inc.			7,299,684
						14,364,519
			Utilities-1.0%
48,600			AGL Resources, Inc.			3,206,142
138,800			Exelon Corporation			5,046,768
24,445			NiSource, Inc.			648,281
						8,901,191
Total Value of Common Stocks (cost $369,860,755)						511,209,990
			CORPORATE BONDS-21.3%
			Aerospace/Defense-.2%
$ 1,500	M		Rolls-Royce, PLC, 3.625%, 10/14/2025		(a)	1,593,902
			Agriculture-.1%
1,100	M		Cargill, Inc., 6%, 11/27/2017		(a)	1,173,633
			Automotive-.3%
1,100	M		Johnson Controls, Inc., 5%, 3/30/2020			1,204,643
1,000	M		O'Reilly Automotive, Inc., 3.55%, 3/15/2026			1,050,588
						2,255,231
			Chemicals-.9%
2,000	M		Agrium, Inc., 3.375%, 3/15/2025			2,038,136
1,000	M		CF Industries, Inc., 3.45%, 6/1/2023			1,000,632
2,000	M		Dow Chemical Co., 4.25%, 11/15/2020			2,190,234
2,100	M		LyondellBasell Industries NV, 6%, 11/15/2021			2,464,972
						7,693,974
			Consumer Durables-.3%
2,000	M		Newell Brands, Inc., 4.2%, 4/1/2026			2,170,664
			Energy-1.9%
1,600	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019		(a)	1,774,898
2,000	M		Continental Resources, Inc., 5%, 9/15/2022			1,965,000
1,000	M		DCP Midstream Operating, LP, 2.5%, 12/1/2017			980,000
1,500	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021			1,540,032
1,100	M		Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023			1,070,975
1,000	M		Magellan Midstream Partners, LP, 5%, 3/1/2026			1,133,390
1,600	M		Nabors Industries, Inc., 6.15%, 2/15/2018			1,646,533
1,000	M		ONEOK Partners, LP, 3.375%, 10/1/2022			979,763
1,000	M		Plains All American Pipeline, LP, 5.875%, 8/15/2016			1,004,818
1,500	M		Spectra Energy Capital, LLC, 6.2%, 4/15/2018			1,596,500
1,000	M		Suncor Energy, Inc., 6.1%, 6/1/2018			1,081,845
1,600	M		Valero Energy Corp., 9.375%, 3/15/2019			1,913,205
						16,686,959
			Financial Services-2.8%
1,100	M		American Express Co., 7%, 3/19/2018			1,202,052
			American International Group, Inc.:
1,000	M		3.75%, 7/10/2025			1,021,101
1,000	M		4.7%, 7/10/2035			1,037,115
1,000	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020			1,121,137
1,000	M		Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024			1,087,999
1,100	M		BlackRock, Inc., 5%, 12/10/2019			1,232,525
			ERAC USA Finance, LLC:
1,000	M		6.375%, 10/15/2017		(a)	1,060,325
1,000	M		4.5%, 8/16/2021		(a)	1,108,805
1,000	M		3.3%, 10/15/2022		(a)	1,039,208
2,000	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020			2,387,220
			General Electric Capital Corp.:
1,000	M		4.65%, 10/17/2021			1,145,988
1,500	M		6.75%, 3/15/2032			2,108,559
2,000	M		General Motors Financial Corp., 5.25%, 3/1/2026			2,178,238
2,000	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022		(a)	2,212,958
1,000	M		Protective Life Corp., 7.375%, 10/15/2019			1,161,373
2,000	M		Prudential Financial, Inc., 7.375%, 6/15/2019			2,321,882
1,000	M		Siemens Financieringsmaatschappij NV, 5.75%, 10/17/2016		(a)	1,014,303
						24,440,788
			Financials-5.5%
			Bank of America Corp.:
3,600	M		5.65%, 5/1/2018			3,859,618
1,000	M		5.875%, 2/7/2042			1,266,870
			Barclays Bank, PLC:
1,100	M		6.75%, 5/22/2019			1,235,958
1,000	M		5.125%, 1/8/2020			1,073,495
1,000	M		Capital One Financial Corp., 3.75%, 4/24/2024			1,045,033
			Citigroup, Inc.:
3,600	M		6.125%, 11/21/2017			3,820,950
1,000	M		8.5%, 5/22/2019			1,179,360
1,000	M		4.5%, 1/14/2022			1,106,706
1,500	M		Deutsche Bank AG, 3.7%, 5/30/2024			1,493,611
1,500	M		Fifth Third Bancorp, 3.5%, 3/15/2022			1,592,278
			Goldman Sachs Group, Inc.:
2,700	M		5.375%, 3/15/2020			3,005,802
3,000	M		3.625%, 1/22/2023			3,151,458
1,000	M		6.125%, 2/15/2033			1,250,372
			JPMorgan Chase & Co.:
3,100	M		6%, 1/15/2018			3,316,095
1,000	M		4.5%, 1/24/2022			1,113,672
			Morgan Stanley:
2,550	M		6.625%, 4/1/2018			2,764,769
3,000	M		5.5%, 7/28/2021			3,429,459
1,600	M		SunTrust Banks, Inc., 6%, 9/11/2017			1,686,363
			U.S. Bancorp:
1,000	M		4.125%, 5/24/2021			1,114,417
1,000	M		3.6%, 9/11/2024			1,078,313
1,500	M		UBS AG, 4.875%, 8/4/2020			1,684,017
1,000	M		Visa, Inc., 3.15%, 12/14/2025			1,070,395
			Wells Fargo & Co.:
1,600	M		4.6%, 4/1/2021			1,789,093
3,500	M		3.45%, 2/13/2023			3,624,751
						47,752,855
			Food/Beverage/Tobacco-1.0%
1,500	M		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026			1,610,056
1,750	M		Bunge Ltd. Finance Corp., 8.5%, 6/15/2019			2,048,949
1,500	M		Diageo Capital, PLC, 5.75%, 10/23/2017			1,589,791
1,000	M		Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018			1,099,346
1,000	M		Ingredion, Inc., 4.625%, 11/1/2020			1,098,151
1,000	M		SABMiller Holdings, Inc., 3.75%, 1/15/2022		(a)	1,073,046
						8,519,339
			Food/Drug-.3%
2,000	M		CVS Health Corp., 3.875%, 7/20/2025			2,204,086
			Forest Products/Container-.3%
2,000	M		Rock-Tenn Co., 4.9%, 3/1/2022			2,222,888
			Health Care-.8%
1,100	M		Biogen, Inc., 6.875%, 3/1/2018			1,197,718
2,100	M		Express Scripts Holding Co., 4.75%, 11/15/2021			2,358,298
1,500	M		Gilead Sciences, Inc., 3.65%, 3/1/2026			1,634,229
1,500	M		Laboratory Corp. of America Holdings, 3.75%, 8/23/2022			1,581,489
						6,771,734
			Higher Education-.2%
1,750	M		Yale University, 2.086%, 4/15/2019			1,807,992
			Information Technology-.4%
1,500	M		Apple, Inc., 2.5%, 2/9/2025			1,525,333
1,000	M		Diamond 1 Finance Corp., 3.48%, 6/1/2019		(a)	1,025,115
1,000	M		Hewlett Packard Enterprise Co., 2.85%, 10/5/2018		(a)	1,024,617
						3,575,065
			Manufacturing-.5%
1,000	M		CRH America, Inc., 8.125%, 7/15/2018			1,123,294
1,100	M		Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018			1,222,076
2,000	M		Tyco Electronics Group SA, 6.55%, 10/1/2017			2,126,778
						4,472,148
			Media-Broadcasting-.6%
1,000	M		British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018		(a)	1,168,494
			Comcast Corp.:
1,600	M		5.15%, 3/1/2020			1,808,995
2,000	M		4.25%, 1/15/2033			2,210,732
						5,188,221
			Media-Diversified-.2%
1,000	M		S&P Global, Inc., 5.9%, 11/15/2017			1,057,231
1,000	M		Time Warner, Inc., 3.6%, 7/15/2025			1,060,140
						2,117,371
			Metals/Mining-.7%
1,500	M		Alcoa, Inc., 6.15%, 8/15/2020			1,629,375
1,000	M		Glencore Finance Canada, Ltd., 4.95%, 11/15/2021		(a)	1,001,165
1,500	M		Newmont Mining Corp., 5.125%, 10/1/2019			1,630,190
1,600	M		Vale Overseas, Ltd., 5.625%, 9/15/2019			1,652,000
						5,912,730
			Real Estate Investment Trusts-1.3%
2,000	M		AvalonBay Communities, Inc., 3.5%, 11/15/2024			2,110,256
1,000	M		Boston Properties, LP, 5.875%, 10/15/2019			1,125,098
500	M		Digital Realty Trust, LP, 5.25%, 3/15/2021			562,625
1,000	M		HCP, Inc., 4.25%, 11/15/2023			1,039,403
1,000	M		Prologis, LP, 3.35%, 2/1/2021			1,059,103
2,000	M		Simon Property Group, LP, 3.375%, 10/1/2024			2,147,522
1,600	M		Ventas Realty, LP, 4.75%, 6/1/2021			1,781,818
1,500	M		Welltower, Inc., 4%, 6/1/2025			1,579,399
						11,405,224
			Retail-General Merchandise-.5%
1,000	M		Amazon.com, Inc., 4.8%, 12/5/2034			1,179,889
2,000	M		Home Depot, Inc., 5.875%, 12/16/2036			2,737,010
						3,916,899
			Telecommunications-.4%
1,500	M		AT&T, Inc., 3.8%, 3/15/2022			1,595,527
1,950	M		Verizon Communications, Inc., 5.15%, 9/15/2023			2,274,498
						3,870,025
			Transportation-.6%
1,000	M		Burlington North Santa Fe, LLC, 5.15%, 9/1/2043			1,223,340
			GATX Corp.:
1,000	M		4.75%, 6/15/2022			1,076,671
1,000	M		5.2%, 3/15/2044			1,039,851
1,000	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022		(a)	1,091,967
1,000	M		Southwest Airlines Co., 2.65%, 11/5/2020			1,033,195
						5,465,024
			Utilities-1.5%
1,000	M		Duke Energy Progress, Inc., 4.15%, 12/1/2044			1,104,016
1,000	M		E.ON International Finance BV, 5.8%, 4/30/2018		(a)	1,072,284
1,000	M		Electricite de France SA, 3.625%, 10/13/2025		(a)	1,044,132
1,000	M		Entergy Arkansas, Inc., 4.95%, 12/15/2044			1,054,543
1,500	M		Exelon Generation Co., LLC, 5.2%, 10/1/2019			1,660,948
2,000	M		Ohio Power Co., 5.375%, 10/1/2021			2,324,786
2,000	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044			2,147,028
1,100	M		Sempra Energy, 9.8%, 2/15/2019			1,324,788
1,000	M		South Carolina Electric & Gas Co., 5.45%, 2/1/2041			1,246,060
						12,978,585
Total Value of Corporate Bonds (cost $181,840,966)						184,195,337
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-6.9%
			Fannie Mae-5.5%
3,361	M		2.5%, 2/1/2030 - 7/19/2031		(b)	3,478,751
7,831	M		3%, 3/1/2027 - 4/1/2046		(b)	8,215,488
17,072	M		3.5%, 11/1/2028 - 7/14/2046		(b)	18,030,105
8,857	M		4%, 12/1/2040 - 7/14/2046		(b)	9,518,143
1,971	M		4.5%, 9/1/2040			2,158,553
2,801	M		5%, 4/1/2040 - 3/1/2042			3,143,953
959	M		5.5%, 5/1/2033 - 10/1/2039			1,091,547
794	M		6%, 5/1/2036 - 10/1/2040			911,452
369	M		6.5%, 11/1/2033 - 6/1/2036			424,630
585	M		7%, 3/1/2032 - 8/1/2032			648,596
						47,621,218
			Freddie Mac-1.4%
2,317	M		3.5%, 8/1/2026 - 7/1/2044			2,479,825
2,481	M		4%, 11/1/2040 - 4/1/2045			2,664,539
5,020	M		4.5%, 10/1/2040 - 5/1/2044			5,532,207
1,192	M		5.5%, 5/1/2038 - 10/1/2039			1,355,675
						12,032,246
Total Value of Residential Mortgage-Backed Securities (cost $58,796,746)						59,653,464
			U.S. GOVERNMENT OBLIGATIONS-5.3%
4,500	M		U.S. Treasury Bonds, 3.125%, 8/15/2044			5,298,485
			U.S. Treasury Notes:
3,000	M		0.3442%, 1/31/2017		+	3,000,915
6,000	M		0.4282%, 10/31/2017		+	6,005,196
14,000	M		0.5322%, 1/31/2018		+	14,029,820
13,000	M		0.625%, 1/15/2024 (TIPS)			13,970,949
3,500	M		2%, 2/15/2023			3,666,729
Total Value of U.S. Government Obligations (cost $45,045,000)						45,972,094
			ASSET BACKED SECURITIES-1.1%
			Fixed Autos
2,000	M		Avis Budget Rental Car Funding AESOP, LLC, 2.97%, 2/20/2020		(a)	2,051,988
900	M		Ford Credit Auto Lease Trust, 1.85%, 7/15/2019			905,323
1,000	M		GM Financial Auto Leasing Trust, 1.76%, 3/20/2020			1,003,173
1,600	M		Harley-Davidson Motorcycle Trust, 1.3%, 3/16/2020			1,604,266
1,150	M		Nissan Auto Lease Trust, 1.65%, 10/15/2021			1,153,904
2,500	M		Nissan Auto Receivables Owner Trust, 1.79%, 1/17/2022			2,544,315
Total Value of Asset Backed Securities (cost $9,208,384)						9,262,969
			U.S. GOVERNMENT AGENCY OBLIGATIONS-.4%
			Fannie Mae:
1,850	M		1.75%, 11/26/2019			1,902,980
2,060	M		2.125%, 4/24/2026			2,118,539
Total Value of U.S. Government Agency Obligations (cost $3,887,171)						4,021,519
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-8.3%
			Federal Home Loan Bank:
8,000	M		0.345%, 7/12/2016			7,999,608
2,000	M		0.26%, 7/20/2016			1,999,832
4,000	M		0.27%, 7/20/2016			3,999,664
13,000	M		0.32%, 7/26/2016			12,998,557
10,000	M		0.27%, 7/27/2016			9,998,840
2,000	M		0.26%, 7/29/2016			1,999,752
2,000	M		0.305%, 8/3/2016			1,999,560
12,000	M		0.315%, 8/8/2016			11,996,964
9,000	M		0.315%, 8/10/2016			8,997,597
10,000	M		0.32%, 8/15/2016			9,997,000
Total Value of Short-Term U.S. Government Agency Obligations (cost $71,981,367)						71,987,374
Total Value of Investments (cost $740,620,389)				102.3%		886,302,747
Excess of Liabilities Over Other Assets				(2.3)		(19,820,937)
Net Assets				100.0%		$866,481,810

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2016, the Fund held seventeen 144A securities with an aggregate value of $21,530,840 representing 2.5% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2016.

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
TIPS Treasury Inflation-Protected Securities

At June 30, 2016, the cost of investments for federal income tax purposes was $741,862,981. Accumulated net unrealized appreciation on investments was $144,439,766, consisting of $159,585,852 gross unrealized appreciation and $15,146,086 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$511,209,990	$-	$-	$511,209,990
Corporate Bonds	-	184,195,337	-	184,195,337
Residential Mortgage-Backed
Securities	-	59,653,464	-	59,653,464
U.S. Government
Obligations	-	45,972,094	-	45,972,094
Asset Backed Securities	-	9,262,969	-	9,262,969
U.S. Government Agency
Obligations	-	4,021,519	-	4,021,519
Short-Term U.S. Government
Agency Obligations	-	71,987,374	-	71,987,374
Total Investments in Securities*	$511,209,990	$375,092,757	$-	$886,302,747

* The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds and asset backed securities.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed Income securities are priced based upon valuations that are provided by a pricing service. Other securities may also be priced based upon evaluated prices that are provided by pricing services approved by the Trust's Board of Trustees ("the Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. ("FIMCO") decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value foreign equity securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

In accordance with Accounting Standards Codification 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of June 30, 2016, for each Fund's investments is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives -Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on - or "derived from" - the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the OTC. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds' interest. The Funds bear the risk that the Adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If the Adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Funds.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended June 30, 2016 was related to the use of written options.

Options Contracts - Some of the Funds may write covered call options on securities, derivative instruments, or currencies the applicable Funds owns or in which it may invest. Writing call options tends to decrease a Fund's exposure to the underlying instrument. When a Fund writes a call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (called) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Funds may not be able to enter into a closing transaction because of an illiquid market.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By /S/ William Lipkus

William Lipkus

President and Principal Executive Officer

Date: August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By /S/ William Lipkus

William Lipkus

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: August 24, 2016